united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

Donoghue Forlines Tactical Income Fund (fka Power Income Fund)
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Donoghue Forlines Dividend Fund (fka Power Dividend Index Fund)
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Donoghue Forlines Risk Managed Income Fund (fka Power Donoghue Forlines Floating Rate Fund)
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Donoghue Forlines Momentum Fund (fka Power Momentum Index Fund)
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Donoghue Forlines Tactical Allocation Fund (fka Power Tactical Allocation/JAForlines Fund)
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Semi-Annual Report
December 31, 2021

1-877-779-7462

www.donoghueforlinesfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund, or Donoghue Forlines Tactical Allocation Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Donoghue Forlines Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Tactical Income Fund - Class A	(0.71)%	2.87%	1.56%	2.43%	2.14%	N/A
Donoghue Forlines Tactical Income Fund - Class A with load	(5.63)%	(2.26)%	0.52%	1.91%	1.67%	N/A
Donoghue Forlines Tactical Income Fund - Class C	(0.98)%	2.12%	0.68%	N/A	N/A	0.67%
Donoghue Forlines Tactical Income Fund - Class I	(0.48)%	3.11%	1.69%	2.61%	2.32%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	0.06%	(1.54)%	3.57%	2.90%	3.17%	3.01%
Bloomberg Barclays Global Aggregate Bond Index (d)	(1.55)%	(4.71)%	3.36%	1.77%	2.12%	2.10%
Reference Index (e)	(0.26)%	1.22%	3.45%	2.86%	2.70%	2.73%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2021 is 1.94%, 2.69% and 1.69%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The Bloomberg Barclays Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(e)	The Reference Index is a benchmark comprised of 60% HFRU Hedge Fund Composite and 40% Bloomberg Barclays Global Aggregate Bond Index. The returns are calculated on a fully collateralized basis with full reinvestment. The HFRU Hedge Fund Composite USD Index is designed to be representative of the overal composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage.

Portfolio Composition as of December 31, 2021

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Fixed Income	73.3%
Exchange Traded Funds - Equity	25.1%
Collateral For Securities Loaned	13.4%
Money Market Funds	1.2%
Liabilities in Excess of Other Assets	(13.0)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Dividend Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Dividend Fund - Class A	6.68%	31.27%	3.89%	5.12%	N/A
Donoghue Forlines Dividend Fund - Class A with load	1.36%	24.78%	2.83%	4.46%	N/A
Donoghue Forlines Dividend Fund - Class C	6.22%	30.29%	3.11%	N/A	2.78%
Donoghue Forlines Dividend Fund - Class I	6.74%	31.53%	4.14%	5.36%	N/A
S&P 500 Value Index (c)	7.40%	24.90%	11.90%	11.12%	10.26%
Russell 1000 Value Index (d)	6.93%	25.16%	11.17%	10.58%	9.60%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2021 is 1.85%, 2.60% and 1.60% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Value Index is a market cap-weighted index that covers the complete market cap of the S&P 500 index. All S&P index stocks are represented in both and/or each Growth and Value index. The value factors used to determine a stock’s value score are book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses. This Index has been selected as Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings.

(d)	The Russell 1000 Index consists of the 1000 largest companies within the Russell 3000 index. Also known as Market Oriented Index, because it represents the group of stocks for which most active money managers choose. The returns for the index are total returns, which include reinvestment of dividends. Frank Russell Company indexes as a one-month total returns.

Portfolio Composition as of December 31, 2021

Holdings By Investment Type	% of Net Assets
Biotech & Pharma	9.9%
Collateral For Securities Loaned	9.3%
Aerospace & Defense	5.9%
Insurance	5.8%
Specialty Finance	5.7%
Institutional Financial Services	5.6%
Oil & Gas Producers	5.5%
Technology Services	4.4%
Health Care Facilities & Services	4.3%
Electrical Utilities	4.2%
Other Industries	49.0%
Liabilities in Excess of Other Assets	(9.6)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Risk Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Donoghue Forlines Risk Managed Income Fund - Class A	0.42%	2.31%	2.73%
Donoghue Forlines Risk Managed Income Fund - Class A with load	(4.57)%	(2.81)%	1.42%
Donoghue Forlines Risk Managed Income Fund - Class C	(0.03)%	1.48%	2.09%
Donoghue Forlines Risk Managed Income Fund - Class I	0.37%	2.44%	3.07%
S&P 500 Total Return Index (b)	11.67%	28.71%	17.51%
S&P/LSTA U.S. Leveraged Loan 100 Index (c)	1.34%	3.54%	4.02%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2021 is 2.04%, 2.79% and 1.79% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2021

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Fixed Income	60.3%
Open End Funds - Fixed Income	38.8%
Collateral For Securities Loaned	6.5%
Money Market Fund	2.0%
Liabilities in Excess of Other Assets	(7.6)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Momentum Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	5 Year	Since Inception (a)
Donoghue Forlines Momentum Fund - Class A	3.98%	28.49%	8.44%	8.15%
Donoghue Forlines Momentum Fund - Class A with load	(1.99)%	21.08%	7.17%	6.88%
Donoghue Forlines Momentum Fund - Class C	3.61%	27.64%	7.65%	7.36%
Donoghue Forlines Momentum Fund - Class I	4.10%	28.86%	8.72%	8.42%
S&P 500 Total Return Index (b)	11.67%	28.71%	18.47%	18.13%
Russell 1000 Index (c)	10.01%	26.45%	18.43%	18.12%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2021 is 2.47%, 3.22% and 2.22% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2021

Holdings By Investment Type	% of Net Assets
Collateral For Securities Purchased	14.5%
Software	11.0%
Semiconductors	9.8%
Technology Services	8.1%
Retail - Discretionary	8.1%
Asset Management	7.6%
Biotech & Pharma	4.2%
Health Care Facilities & Services	4.2%
Medical Equipment & Devices	4.1%
Electrical Equipment	4.0%
Other Industries	38.9%
Liabilities in Excess of Other Assets	(14.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the periods ended December 31, 2021, compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Donoghue Forlines Tactical Allocation Fund - Class A	0.87%	9.05%	3.63%
Donoghue Forlines Tactical Allocation Fund - Class A with load	(4.13)%	3.62%	2.21%
Donoghue Forlines Tactical Allocation Fund - Class C	0.42%	8.20%	2.84%
Donoghue Forlines Tactical Allocation Fund - Class I	1.01%	9.26%	3.89%
MSCI AC World Index (b)	5.55%	18.54%	13.52%
HFRU Hedge Fund Composite Index (c)	0.59%	5.31%	2.80%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2021 is 1.69%, 2.44% and 1.44% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is April 6, 2018.

(b)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage.

Portfolio Composition as of December 31, 2021

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Equity	63.8%
Exchange Traded Funds - Fixed Income	32.8%
Collateral For Securities Loaned	10.7%
Money Market Fund	0.9%
Liabilities in Excess of Other Assets	(8.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	EQUITY - 25.1%
81,381	FCF International Quality ETF	$2,973,833
49,928	FCF US Quality ETF	2,757,024
45,322	iShares Exponential Technologies ETF	2,994,424
15,749	iShares U.S. Real Estate ETF(a)	1,829,089
47,604	iShares US Infrastructure ETF	1,820,853
44,893	SPDR S&P Global Natural Resources ETF	2,422,426
		14,797,649
	FIXED INCOME - 73.3%
123,024	First Trust Senior Loan ETF(a)	5,895,310
267,399	Invesco Senior Loan ETF(a)	5,909,518
562,264	iShares 0-5 Year High Yield Corporate Bond ETF	25,470,560
129,807	SPDR Blackstone Senior Loan ET	5,923,093
		43,198,481

	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,705,139)	57,996,130

	SHORT-TERM INVESTMENTS — 14.6%
	COLLATERAL FOR SECURITIES LOANED - 13.4%
7,932,338	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (Cost $7,932,338)(b)	7,932,338

	MONEY MARKET FUNDS - 1.2%
701,184	Fidelity Government Portfolio, Class I, 0.01% (Cost $701,184)(b)	701,184

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,633,522)	8,633,522

	TOTAL INVESTMENTS - 113.0% (Cost $66,338,661)	$66,629,652
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%	(7,672,101)
	NET ASSETS - 100.0%	$58,957,551

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $7,786,402.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total collateral had a value of $7,932,338 at December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9%
	ADVERTISING & MARKETING - 2.0%
12,748	Omnicom Group, Inc.(a)	$934,046

	AEROSPACE & DEFENSE - 5.9%
4,537	General Dynamics Corporation	945,829
4,824	Huntington Ingalls Industries, Inc.	900,834
2,573	Lockheed Martin Corporation	914,470
		2,761,133
	ASSET MANAGEMENT - 3.7%
15,699	Carlyle Group, Inc.	861,875
4,288	T Rowe Price Group, Inc.	843,192
		1,705,067
	BEVERAGES - 4.1%
16,349	Coca-Cola Company	968,024
5,370	PepsiCo, Inc.	932,823
		1,900,847
	BIOTECH & PHARMA - 9.9%
3,458	Eli Lilly & Company	955,170
12,443	Gilead Sciences, Inc.	903,486
5,503	Johnson & Johnson	941,398
11,458	Merck & Company, Inc.	878,141
15,937	Pfizer, Inc.	941,080
		4,619,275
	CABLE & SATELLITE - 1.9%
17,166	Comcast Corporation, Class A	863,965

	CHEMICALS - 2.1%
28,812	Chemours Company	966,931

	DIVERSIFIED INDUSTRIALS - 2.0%
3,694	Illinois Tool Works, Inc.	911,679

	ELECTRIC UTILITIES - 4.2%
23,843	NRG Energy, Inc.	1,027,156

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ELECTRIC UTILITIES - 4.2% (Continued)
30,845	PPL Corporation	$927,201
		1,954,357
	FOOD - 3.9%
4,832	Hershey Company	934,847
13,980	Kellogg Company	900,592
		1,835,439
	HEALTH CARE FACILITIES & SERVICES - 4.3%
9,629	CVS Health Corporation	993,328
5,776	Quest Diagnostics, Inc.	999,305
		1,992,633
	INSTITUTIONAL FINANCIAL SERVICES - 5.6%
6,184	Evercore, Inc., Class A	840,096
20,089	Lazard Ltd., Class A	876,483
30,515	Virtu Financial, Inc., Class A	879,748
		2,596,327
	INSURANCE - 5.8%
7,891	Allstate Corporation	928,375
16,789	Mercury General Corporation	890,824
35,767	Old Republic International Corporation	879,153
		2,698,352
	LEISURE PRODUCTS - 1.9%
8,879	Hasbro, Inc.	903,705

	MEDICAL EQUIPMENT & DEVICES - 2.1%
6,831	Abbott Laboratories(a)	961,395

	METALS & MINING - 1.9%
14,666	Southern Copper Corporation	905,039

	OIL & GAS PRODUCERS - 5.5%
20,333	Devon Energy Corporation(a)	895,668
14,333	ONEOK, Inc.	842,207
32,017	Williams Companies, Inc.	833,723
		2,571,598

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	PUBLISHING & BROADCASTING - 3.7%
5,745	Nexstar Media Group, Inc., Class A	$867,380
17,413	World Wrestling Entertainment, Inc., Class A	859,157
		1,726,537
	RETAIL - DISCRETIONARY - 2.1%
6,725	Genuine Parts Company	942,845

	RETAIL REIT - 1.9%
5,615	Simon Property Group, Inc.	897,109

	SEMICONDUCTORS - 3.7%
17,447	Intel Corporation	898,521
4,467	Texas Instruments, Inc.(a)	841,896
		1,740,417
	SOFTWARE - 2.4%
12,183	Cerner Corporation	1,131,435

	SPECIALTY FINANCE - 5.7%
17,548	Fidelity National Financial, Inc.	915,655
17,206	OneMain Holdings, Inc.	860,988
19,115	Synchrony Financial	886,745
		2,663,388
	SPECIALTY REITS - 2.2%
18,895	Iron Mountain, Inc.(a)	988,775

	TECHNOLOGY HARDWARE - 2.1%
15,659	Cisco Systems, Inc.	992,311

	TECHNOLOGY SERVICES - 4.4%
2,404	Accenture plc, Class A	996,578
7,330	International Business Machines Corporation	979,728
		1,976,306
	TELECOMMUNICATIONS - 1.9%
69,427	Lumen Technologies, Inc.(a)	871,309

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TRANSPORTATION & LOGISTICS - 2.0%
3,639	Union Pacific Corporation	$916,773

	TOTAL COMMON STOCKS (Cost $41,628,717)	45,928,993

	SHORT-TERM INVESTMENTS — 10.7%
	COLLATERAL FOR SECURITIES LOANED - 9.3%
4,365,670	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (Cost $4,365,670)(b)(c)	4,365,670

	MONEY MARKET FUNDS - 1.4%
628,369	Fidelity Government Portfolio, Class I, 0.01% (Cost $628,369)(b)	628,369

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,994,039)	4,994,039

	TOTAL INVESTMENTS - 109.6% (Cost $44,622,756)	$50,923,032
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%	(4,442,909)
	NET ASSETS - 100.0%	$46,480,123

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $4,259,544.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total collateral had a value of $4,994,039 at December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 60.3%
	FIXED INCOME - 60.3%
298,068	First Trust Senior Loan ETF(a)	$14,283,419
1,113,079	Invesco Senior Loan ETF(a)	24,599,045
95,546	iShares 0-5 Year High Yield Corporate Bond ETF	4,328,234
105,105	iShares Broad USD High Yield Corporate Bond ETF	4,329,275
312,560	SPDR Blackstone Senior Loan ET	14,262,113
159,419	SPDR Bloomberg Barclays Short Term High Yield Bond	4,328,226
108,559	Xtrackers USD High Yield Corporate Bond ETF	4,324,991

	TOTAL EXCHANGE-TRADED FUNDS (Cost $70,222,462)	70,455,303

	OPEN END FUNDS — 38.8%
	FIXED INCOME - 38.8%
1,144,690	BlackRock Floating Rate Income Portfolio, Institutional Class	11,366,771
1,375,358	Hartford Floating Rate Fund, Class Y	11,415,473
1,352,013	Lord Abbett Floating Rate Fund, Class I	11,370,430
1,382,626	Virtus Seix Floating Rate High Income Fund, Class I	11,379,008

	TOTAL OPEN END FUNDS (Cost $44,768,143)	45,531,682

	SHORT-TERM INVESTMENTS — 8.5%
	COLLATERAL FOR SECURITIES LOANED - 6.5%
7,667,918	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (Cost $7,667,918)(b)(c)	7,667,918

	MONEY MARKET FUNDS - 2.0%
2,290,221	Fidelity Government Portfolio, Class I, 0.01% (Cost $2,290,221)(b)	2,290,221

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,958,139)	9,958,139

	TOTAL INVESTMENTS - 107.6% (Cost $124,948,744)	$125,945,124
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%	(8,989,663)
	NET ASSETS - 100.0%	$116,955,461

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $7,510,104.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total collateral had a value of $7,667,918 at December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ASSET MANAGEMENT - 7.6%
1,087	Ameriprise Financial, Inc.	$327,904
2,227	Blackstone, Inc.	288,152
5,758	Carlyle Group, Inc.	316,114
1,994	LPL Financial Holdings, Inc.	319,219
		1,251,389
	BIOTECH & PHARMA - 4.2%
1,270	Eli Lilly & Company	350,799
1,419	Zoetis, Inc.	346,279
		697,078
	CHEMICALS - 2.0%
5,787	Olin Corporation	332,868

	CONSUMER SERVICES - 2.0%
4,756	Service Corp International	337,628

	ELECTRIC UTILITIES - 2.3%
8,741	NRG Energy, Inc.	376,562

	ELECTRICAL EQUIPMENT - 4.0%
1,621	Keysight Technologies, Inc.(a)	334,752
936	Rockwell Automation, Inc.(b)	326,524
		661,276
	FOOD - 2.1%
1,773	Hershey Company	343,022

	HEALTH CARE FACILITIES & SERVICES - 4.2%
1,217	IQVIA Holdings, Inc.(a)	343,364
1,105	Laboratory Corp of America Holdings(a)	347,202
		690,566
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
2,268	Evercore, Inc., Class A	308,108

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INSURANCE - 1.9%
1,062	Aon PLC, Class A	$319,195

	INTERNET MEDIA & SERVICES - 2.0%
111	Alphabet, Inc., Class A(a)	321,572

	LEISURE FACILITIES & SERVICES - 2.1%
5,375	Boyd Gaming Corporation(a)	352,439

	MEDICAL EQUIPMENT & DEVICES - 4.1%
3,897	Bruker Corporation	326,997
518	IDEXX Laboratories, Inc.(a)	341,083
		668,080
	OIL & GAS PRODUCERS - 1.9%
7,083	Continental Resources, Inc.(b)	317,035

	PUBLISHING & BROADCASTING - 1.9%
2,107	Nexstar Media Group, Inc., Class A	318,115

	RENEWABLE ENERGY - 1.4%
1,263	Enphase Energy, Inc.(a)	231,053

	RETAIL - CONSUMER STAPLES - 3.8%
585	Costco Wholesale Corporation	332,105
1,293	Target Corporation	299,252
		631,357
	RETAIL - DISCRETIONARY - 8.1%
2,701	Dick’s Sporting Goods, Inc.	310,588
3,157	Penske Automotive Group, Inc.	338,494
1,398	Tractor Supply Company	333,563
822	Ulta Beauty, Inc.(a)	338,943
		1,321,588
	RETAIL REIT - 2.0%
2,056	Simon Property Group, Inc.(b)	328,487

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SEMICONDUCTORS - 9.8%
1,995	Advanced Micro Devices, Inc.(a)	$287,081
2,143	Applied Materials, Inc.	337,222
570	Broadcom, Inc.	379,284
773	KLA Corporation	332,475
966	NVIDIA Corporation	284,110
		1,620,172
	SOFTWARE - 11.0%
469	Adobe, Inc.(a)	265,951
484	Intuit, Inc.	311,318
2,020	Manhattan Associates, Inc.(a)	314,090
953	Microsoft Corporation	320,514
7,256	Teradata Corporation(a)	308,162
906	Zscaler, Inc.(a)	291,125
		1,811,160
	SPECIALTY FINANCE - 2.1%
507	Credit Acceptance Corporation(a)	348,654

	SPECIALTY REITS - 2.2%
6,929	Iron Mountain, Inc.(b)	362,595

	TECHNOLOGY HARDWARE - 1.9%
536	Zebra Technologies Corporation, Class A(a)	319,027

	TECHNOLOGY SERVICES - 8.1%
881	Accenture plc, Class A	365,218
672	FactSet Research Systems, Inc.	326,599
806	Moody’s Corporation(b)	314,807
691	S&P Global, Inc.(b)	326,104
		1,332,728
	TELECOMMUNICATIONS - 1.9%
25,459	Lumen Technologies, Inc.(b)	319,510

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	WHOLESALE - DISCRETIONARY - 2.0%
569	Pool Corporation	$322,054

	TOTAL COMMON STOCKS (Cost $15,141,641)	16,243,318

	SHORT-TERM INVESTMENTS — 16.0%
	COLLATERAL FOR SECURITIES LOANED - 14.5%
2,386,836	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (Cost $2,386,836)(c)(d)	2,386,836

	MONEY MARKET FUNDS - 1.5%
242,972	Fidelity Government Portfolio, Class I, 0.01% (Cost $242,972)(c)	242,972

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,629,808)	2,629,808

	TOTAL INVESTMENTS - 114.5% (Cost $17,771,449)	$18,873,126
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.5)%	(2,396,537)
	NET ASSETS - 100.0%	$16,476,589

LLC	- Limited Liability Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $2,333,786.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total collateral had a value of $2,386,836 at December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.6%
	EQUITY - 63.8%
319,815	Donoghue Forlines Risk Managed Innovation ETF(a)	$9,401,154
195,219	FCF International Free Cash Flow Quality	7,133,712
119,767	FCF US Free Cash Flow Quality ETF	6,613,534
20,990	iShares U.S. Real Estate ETF(b)	2,437,779
63,441	iShares US Infrastructure ETF	2,426,618
44,888	SPDR S&P Global Natural Resources ETF	2,422,156
		30,434,953
	FIXED INCOME - 32.8%
49,185	First Trust Senior Loan ETF(b)	2,356,945
106,908	Invesco Senior Loan ETF(b)	2,362,667
188,200	iShares 0-5 Year High Yield Corporate Bond ETF	8,525,460
51,898	SPDR Blackstone Senior Loan ETF	2,368,106
		15,613,178

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,798,401)	46,048,131

	SHORT-TERM INVESTMENTS — 11.6%
	COLLATERAL FOR SECURITIES LOANED - 10.7%
5,088,785	Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (Cost $5,088,785)(c)	5,088,785

	MONEY MARKET FUNDS - 0.9%
427,775	Fidelity Government Portfolio, Class I, 0.01% (Cost $427,775)(c)	427,775

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,516,560)	5,516,560

	TOTAL INVESTMENTS - 108.2% (Cost $51,314,961)	$51,564,691
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%	(3,928,309)
	NET ASSETS - 100.0%	$47,636,382

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Investment in affiliate.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2021 was $4,992,009.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

(d)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total collateral had a value of $5,088,785 at December 31, 2021.

See accompanying notes which are an integral part of these financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Income	Dividend	Risk Managed Income	Momentum	Tactical Allocation
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$66,338,661	$46,622,756	$124,948,744	$17,771,449	$51,314,961
At value *	$66,629,652	$50,923,032	$125,945,124	$18,873,126	$51,564,691
Receivable for Fund shares sold	11,414	674	2,371	526	1,678
Dividends and interest receivable	325,288	62,042	34,079	4,797	1,228,588
Prepaid expenses and other assets	26,600	30,104	36,076	26,504	17,189
TOTAL ASSETS	66,992,954	51,015,852	126,017,650	18,904,953	52,812,146

LIABILITIES
Security lending collateral (Note 5)	7,932,338	4,365,670	7,667,918	2,386,836	5,088,785
Payable for investments purchased	—	—	1,294,857	—	—
Payable for Fund shares repurchased	16,661	17,343	9,156	—	775
Investment advisory fees payable	50,269	38,622	44,144	8,578	30,918
Distribution (12b-1) fees payable	2,059	9,119	601	1,387	3,558
Payable to related parties	12,786	27,441	15,417	13,424	11,052
Payable to trustees	410	459	436	464	423
Accrued expenses and other liabilities	20,880	77,075	29,660	17,675	40,253
TOTAL LIABILITIES	8,035,403	4,535,729	9,062,189	2,428,364	5,175,764
NET ASSETS	$58,957,551	$46,480,123	$116,955,461	$16,476,589	$47,636,382

COMPOSITION OF NET ASSETS:
Paid in capital	$76,406,918	$162,134,759	$117,015,574	$15,466,557	$47,926,151
Accumulated income (losses)	(17,449,367)	(115,654,636)	(60,113)	1,010,032	(289,769)
NET ASSETS	$58,957,551	$46,480,123	$116,955,461	$16,476,589	$47,636,382

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$4,694,340	$13,629,544	$31,078	$2,353,307	$13,421,262
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	490,852	1,413,673	3,078	183,658	1,240,581
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.56	$9.64	$10.10	$12.81	$10.82
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$10.06	$10.15	$10.62	$13.49	$11.39

Class C Shares:
Net Assets	$1,277,724	$8,462,192	$700,829	$1,067,760	$884,533
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	134,553	885,328	70,138	86,612	82,493
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.50	$9.56	$9.99	$12.33	$10.72

Class I Shares:
Net Assets	$52,985,487	$24,388,387	$116,223,554	$13,055,522	$33,330,587
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,560,687	2,542,291	11,547,533	1,008,064	3,094,706
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.53	$9.59	$10.06	$12.95	$10.77

*	Includes Securities Loaned $7,786,402; $4,259,544; $7,510,104; $2,333,786;

(a)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Income	Dividend	Risk Managed Income	Momentum	Tactical Allocation
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $655, $0, $470, and $0, respectively)	$1,458,974	$830,483	$1,246,926	$104,976	$1,205,518
Interest	76	86	90	27	60
Securities lending	1,252	—	3,319	—	1,066
TOTAL INVESTMENT INCOME	1,460,302	830,569	1,250,335	105,003	1,206,644

EXPENSES
Investment advisory fees	313,451	232,429	213,935	81,942	188,417
Distribution (12b-1) fees:
Class A	6,370	17,266	51	2,302	18,414
Class C	6,521	43,618	3,571	5,883	4,422
Administration fees	36,083	28,454	36,478	18,722	30,758
Registration fees	28,820	29,337	24,367	26,774	23,054
Accounting services fees	20,277	20,226	20,364	19,945	19,638
Third party administrative servicing fees	16,086	11,585	23,690	3,631	7,391
Transfer agent fees	13,527	24,615	11,642	5,617	8,636
Audit fees	9,021	9,154	9,068	9,154	12,478
Trustees’ fees and expenses	7,868	7,825	7,844	7,822	7,858
Legal fees	7,692	6,501	9,773	6,467	12,590
Printing and postage expenses	5,131	4,377	11,541	2,315	10,946
Compliance officer fees	5,004	4,569	5,006	2,960	4,975
Custodian fees	4,552	1,861	5,716	2,457	5,778
Insurance expense	1,527	2,597	1,559	2,778	1,542
Other expenses	2,639	2,745	2,678	2,739	2,566
TOTAL EXPENSES	484,569	447,159	387,283	201,508	359,463
Less: Fees waived by the Advisor	—	—	—	(29,418)	(24,599)
NET EXPENSES	484,569	447,159	387,283	172,090	334,864

NET INVESTMENT INCOME (LOSS)	975,733	383,410	863,052	(67,087)	871,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	524,893	1,154,461	(255,196)	345,038	5,064,845
Net change in unrealized appreciation (depreciation) on investments	(1,818,577)	1,392,661	(97,580)	355,237	(5,570,516)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,293,684)	2,547,122	(352,776)	700,275	(505,671)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(317,951)	$2,930,532	$510,276	$633,188	$366,109

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
FROM OPERATIONS	(Unaudited)
Net investment income	$975,733	$905,862
Net realized gain from security transactions	524,893	3,570,036
Net change in unrealized appreciation (depreciation) on investments	(1,818,577)	668,240
Net increase (decrease) in net assets resulting from operations	(317,951)	5,144,138

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class A	(75,255)	(68,011)
Class C	(15,247)	(3,069)
Class I	(916,842)	(872,598)
Net decrease in net assets resulting from distributions to shareholders	(1,007,344)	(943,678)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	90,870	456,114
Class C	30,305	100,797
Class I	7,362,147	6,605,774
Net asset value of shares issued in reinvestment of distributions:
Class A	67,444	58,157
Class C	14,165	2,572
Class I	832,915	775,241
Payments for shares redeemed:
Class A	(774,474)	(2,717,271)
Class C	(122,328)	(2,299,276)
Class I	(8,655,647)	(34,312,281)
Net decrease in net assets resulting from shares of beneficial interest	(1,154,603)	(31,330,173)

TOTAL DECREASE IN NET ASSETS	(2,479,898)	(27,129,713)

NET ASSETS
Beginning of Period/Year	61,437,449	88,567,162
End of Period/Year	$58,957,551	$61,437,449

SHARE ACTIVITY
Class A:
Shares Sold	9,324	47,764
Shares Reinvested	7,039	6,022
Shares Redeemed	(79,964)	(287,181)
Net decrease in shares of beneficial interest outstanding	(63,601)	(233,395)

Class C:
Shares Sold	3,161	10,858
Shares Reinvested	1,489	273
Shares Redeemed	(12,657)	(242,784)
Net decrease in shares of beneficial interest outstanding	(8,007)	(231,653)

Class I:
Shares Sold	763,014	699,827
Shares Reinvested	87,258	80,727
Shares Redeemed	(896,234)	(3,643,419)
Net decrease in shares of beneficial interest outstanding	(45,962)	(2,862,865)

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
FROM OPERATIONS	(Unaudited)
Net investment income	$383,410	$781,825
Net realized gain from security transactions	1,154,461	11,517,859
Net change in unrealized appreciation on investments	1,392,661	2,704,097
Net increase in net assets resulting from operations	2,930,532	15,003,781

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class A	(169,086)	(601,043)
Class C	(75,067)	(357,396)
Class I	(328,375)	(1,051,494)
Net decrease in net assets resulting from distributions to shareholders	(572,528)	(2,009,933)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	374,155	897,732
Class C	212,451	408,644
Class I	1,688,944	7,912,996
Net asset value of shares issued in reinvestment of distributions:
Class A	160,649	566,151
Class C	68,386	318,408
Class I	309,830	977,241
Payments for shares redeemed:
Class A	(2,094,584)	(7,889,685)
Class C	(1,431,719)	(7,125,129)
Class I	(3,236,235)	(18,950,502)
Net decrease in net assets resulting from shares of beneficial interest	(3,948,123)	(22,884,144)

TOTAL DECREASE IN NET ASSETS	(1,590,119)	(9,890,296)

NET ASSETS
Beginning of Period/Year	48,070,242	57,960,538
End of Period/Year	$46,480,123	$48,070,242

SHARE ACTIVITY
Class A:
Shares Sold	40,390	108,630
Shares Reinvested	17,221	73,750
Shares Redeemed	(226,849)	(1,024,418)
Net decrease in shares of beneficial interest outstanding	(169,238)	(842,038)

Class C:
Shares Sold	23,440	49,118
Shares Reinvested	7,384	42,759
Shares Redeemed	(156,441)	(922,853)
Net decrease in shares of beneficial interest outstanding	(125,617)	(830,976)

Class I:
Shares Sold	183,797	980,739
Shares Reinvested	33,375	127,179
Shares Redeemed	(354,766)	(2,459,831)
Net decrease in shares of beneficial interest outstanding	(137,594)	(1,351,913)

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
FROM OPERATIONS	(Unaudited)
Net investment income	$863,052	$1,671,252
Net realized gain (loss) from security transactions	(255,196)	2,657,101
Net change in unrealized appreciation (depreciation) on investments	(97,580)	1,169,060
Net increase in net assets resulting from operations	510,276	5,497,413

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(299)	(2,724)
Class C	(3,271)	(13,967)
Class I	(811,306)	(1,782,260)
Net decrease in net assets resulting from distributions to shareholders	(814,876)	(1,798,951)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	—
Class C	—	407,056
Class I	59,182,533	24,816,912
Net asset value of shares issued in reinvestment of distributions:
Class A	300	2,724
Class C	3,071	12,762
Class I	449,148	934,089
Payments for shares redeemed:
Class A	(74,882)	—
Class C	(20,154)	(273,089)
Class I	(6,498,071)	(22,339,574)
Net increase in net assets resulting from shares of beneficial interest	53,041,945	3,560,880

TOTAL INCREASE IN NET ASSETS	52,737,345	7,259,342

NET ASSETS
Beginning of Period/Year	64,218,116	56,958,774
End of Period/Year	$116,955,461	$64,218,116

SHARE ACTIVITY
Class A:
Shares Sold	—	—
Shares Reinvested	30	273
Shares Redeemed	(7,388)	—
Net increase (decrease) in shares of beneficial interest outstanding	(7,358)	273

Class C:
Shares Sold	—	41,957
Shares Reinvested	307	1,296
Shares Redeemed	(2,017)	(27,733)
Net increase in shares of beneficial interest outstanding	(1,710)	15,520

Class I:
Shares Sold	5,881,704	2,493,861
Shares Reinvested	44,618	93,681
Shares Redeemed	(643,895)	(2,245,598)
Net increase in shares of beneficial interest outstanding	5,282,427	341,944

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
FROM OPERATIONS	(Unaudited)
Net investment loss	$(67,087)	$(151,683)
Net realized gain from security transactions	345,038	7,205,359
Net change in unrealized appreciation on investments	355,237	521,283
Net increase in net assets resulting from operations	633,188	7,574,959

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	761,172	186,011
Class C	27,376	81,657
Class I	536,672	2,843,619
Net asset value of shares issued in reinvestment of distributions:
Class A	—	—
Class C	—	—
Class I	—	—
Payments for shares redeemed:
Class A	(25,611)	(584,650)
Class C	(202,160)	(2,012,695)
Class I	(1,358,238)	(9,631,157)
Net decrease in net assets resulting from shares of beneficial interest	(260,789)	(9,117,215)

TOTAL DECREASE IN NET ASSETS	372,399	(1,542,256)

NET ASSETS
Beginning of Period/Year	16,104,190	17,646,446
End of Period/Year	$16,476,589	$16,104,190

SHARE ACTIVITY
Class A:
Shares Sold	59,447	16,087
Shares Reinvested	—	—
Shares Redeemed	(2,038)	(59,078)
Net increase (decrease) in shares of beneficial interest outstanding	57,409	(42,991)

Class C:
Shares Sold	2,218	8,304
Shares Reinvested	—	—
Shares Redeemed	(16,919)	(201,280)
Net decrease in shares of beneficial interest outstanding	(14,701)	(192,976)

Class I:
Shares Sold	42,191	256,839
Shares Reinvested	—	—
Shares Redeemed	(107,178)	(989,020)
Net decrease in shares of beneficial interest outstanding	(64,987)	(732,181)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2021	June 30, 2021
FROM OPERATIONS	(Unaudited)
Net investment income	$871,780	$475,595
Net realized gain from security transactions	5,064,845	7,403,642
Net change in unrealized appreciation (depreciation) on investments	(5,570,516)	5,652,191
Net increase in net assets resulting from operations	366,109	13,531,428

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(238,486)	(98,652)
Class C	(14,250)	(1,903)
Class I	(641,934)	(448,403)
Net decrease in net assets resulting from distributions to shareholders	(894,670)	(548,958)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	288,319	2,320,960
Class C	5,961	245,988
Class I	1,373,136	3,645,815
Net asset value of shares issued in reinvestment of distributions:
Class A	232,647	96,382
Class C	14,221	1,899
Class I	592,131	411,289
Payments for shares redeemed:
Class A	(2,265,752)	(5,199,061)
Class C	(12,008)	(166,267)
Class I	(10,963,660)	(40,045,840)
Net decrease in net assets resulting from shares of beneficial interest	(10,735,005)	(38,688,835)

TOTAL DECREASE IN NET ASSETS	(11,263,566)	(25,706,365)

NET ASSETS
Beginning of Period/Year	58,899,948	84,606,313
End of Period/Year	$47,636,382	$58,899,948

SHARE ACTIVITY
Class A:
Shares Sold	26,476	232,826
Shares Reinvested	21,502	9,255
Shares Redeemed	(206,565)	(534,144)
Net decrease in shares of beneficial interest outstanding	(158,587)	(292,063)

Class C:
Shares Sold	557	26,104
Shares Reinvested	1,327	190
Shares Redeemed	(1,115)	(16,338)
Net increase in shares of beneficial interest outstanding	769	9,956

Class I:
Shares Sold	127,256	370,489
Shares Reinvested	55,020	40,062
Shares Redeemed	(1,018,660)	(4,089,982)
Net decrease in shares of beneficial interest outstanding	(836,384)	(3,679,431)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$9.78		$9.22	$9.94	$9.70	$10.05	$9.85
Activity from investment operations:
Net investment income (1)	0.14		0.11	0.15	0.28	0.27	0.26
Net realized and unrealized gain (loss) on investments	(0.21)		0.57	(0.72)	0.22	(0.34)	0.21
Total from investment operations	(0.07)		0.68	(0.57)	0.50	(0.07)	0.47
Less distributions from:
Net investment income	(0.15)		(0.12)	(0.15)	(0.26)	(0.28)	(0.27)
Total distributions	(0.15)		(0.12)	(0.15)	(0.26)	(0.28)	(0.27)
Net asset value, end of period/year	$9.56		$9.78	$9.22	$9.94	$9.70	$10.05
Total return (2)	(0.71	)% (5)	7.37%	(5.82)%	5.24%	(0.72)%	4.78%
Net assets, at end of period/year (000s)	$4,694		$5,422	$7,266	$13,910	$26,645	$33,484
Ratio of expenses to average net assets (3)	1.75	% (6)	1.70%	1.61%	1.54%	1.54%	1.52%
Ratio of net investment income to average net assets (3,4)	2.91	% (6)	1.18%	1.55%	2.87%	2.74%	2.62%
Portfolio Turnover Rate	290	% (5)	205%	221%	175%	274%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$9.71		$9.13	$9.83	$9.60	$9.95	$9.78
Activity from investment operations:
Net investment income (1)	0.11		0.04	0.06	0.20	0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.21)		0.55	(0.69)	0.22	(0.33)	0.19
Total from investment operations	(0.10)		0.59	(0.63)	0.42	(0.14)	0.38
Less distributions from:
Net investment income	(0.11)		(0.01)	(0.07)	(0.19)	(0.21)	(0.21)
Total distributions	(0.11)		(0.01)	(0.07)	(0.19)	(0.21)	(0.21)
Net asset value, end of period/year	$9.50		$9.71	$9.13	$9.83	$9.60	$9.95
Total return (2)	(0.98	)% (5)	6.47%	(6.50)%	4.47%	(1.41)%	3.93%
Net assets, at end of period/year (000s)	$1,278		$1,384	$3,416	$3,493	$4,861	$3,913
Ratio of expenses to average net assets (3)	2.50	% (6)	2.45%	2.36%	2.29%	2.29%	2.27%
Ratio of net investment income to average net assets (3,4)	2.19	% (6)	0.39%	0.64%	2.10%	1.95%	1.92%
Portfolio Turnover Rate	290	% (5)	205%	221%	175%	274%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$9.74		$9.20	$9.93	$9.71	$10.06	$9.85
Activity from investment operations:
Net investment income (1)	0.15		0.14	0.18	0.30	0.30	0.29
Net realized and unrealized gain (loss) on investments	(0.20)		0.55	(0.72)	0.23	(0.34)	0.21
Total from investment operations	(0.05)		0.69	(0.54)	0.53	(0.04)	0.50
Less distributions from:
Net investment income	(0.16)		(0.15)	(0.19)	(0.31)	(0.31)	(0.29)
Total distributions	(0.16)		(0.15)	(0.19)	(0.31)	(0.31)	(0.29)
Net asset value, end of period/year	$9.53		$9.74	$9.20	$9.93	$9.71	$10.06
Total return (2)	(0.48	)% (5)	7.50%	(5.54)%	5.56%	(0.47)%	5.07%
Net assets, at end of period/year (000s)	$52,985		$54,631	$77,885	$135,463	$133,392	$171,214
Ratio of expenses to average net assets (3)	1.50	% (6)	1.45%	1.36%	1.29%	1.29%	1.27%
Ratio of net investment income to average net assets (3,4)	3.15	% (6)	1.43%	1.80%	3.03%	3.01%	2.89%
Portfolio Turnover Rate	290	% (5)	205%	221%	175%	274%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$9.15		$7.01	$8.43	$11.60	$11.75	$10.94
Activity from investment operations:
Net investment income (1)	0.08		0.13	0.13	0.20	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.53		2.35	(1.41)	(0.79)	(0.07)	0.79
Total from investment operations	0.61		2.48	(1.28)	(0.59)	0.21	1.08
Less distributions from:
Net investment income	(0.12)		(0.34)	(0.14)	(0.18)	(0.27)	(0.27)
Net realized gains	—		—	—	(2.40)	(0.09)	—
Total distributions	(0.12)		(0.34)	(0.14)	(2.58)	(0.36)	(0.27)
Paid-in-Capital From Redemption Fees (1)	—		—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$9.64		$9.15	$7.01	$8.43	$11.60	$11.75
Total return (3)	6.68	% (6)	36.34%	(15.48)%	(5.82)%	1.65%	9.94%
Net assets, at end of period/year (000s)	$13,630		$14,488	$17,009	$56,578	$124,630	$276,098
Ratio of expenses to average net assets (4)	1.91	% (7)	1.83%	1.66%	1.52%	1.43%	1.45%
Ratio of net investment income to average net assets (4,5)	1.66	% (7)	1.65%	1.70%	1.97%	2.27%	2.49%
Portfolio Turnover Rate	59	% (6)	309%	253%	319%	265%	56%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2021		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2021	2020	2019	2018		2017
Net asset value, beginning of period/year	$9.08		$6.94	$8.38	$11.51	$11.67		$10.88
Activity from investment operations:
Net investment income (1)	0.04		0.07	0.07	0.12	0.18		0.20
Net realized and unrealized gain (loss) on investments	0.52		2.33	(1.41)	(0.77)	(0.07)		0.78
Total from investment operations	0.56		2.40	(1.34)	(0.65)	0.11		0.98
Less distributions from:
Net investment income	(0.08)		(0.26)	(0.10)	(0.08)	(0.18)		(0.19)
Net realized gains	—		—	—	(2.40)	(0.09)		—
Total distributions	(0.08)		(0.26)	(0.10)	(2.48)	(0.27)		(0.19)
Paid-in-Capital From Redemption Fees (1)	—		—	—	—	0.00	(2)	0.00 (2)
Net asset value, end of period/year	$9.56		$9.08	$6.94	$8.38	$11.51		$11.67
Total return (3)	6.22	% (7)	35.42%	(16.15)%	(6.43)%	0.85	% (4)	9.07%
Net assets, at end of period/year (000s)	$8,462		$9,174	$12,788	$32,900	$52,777		$53,076
Ratio of expenses to average net assets (5)	2.66	% (8)	2.58%	2.41%	2.27%	2.18%		2.20%
Ratio of net investment income to average net assets (5) (6)	0.91	% (8)	0.89%	0.96%	1.20%	1.52%		1.73%
Portfolio Turnover Rate	59	% (7)	309%	253%	319%	265%		56%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2021		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2021	2020	2019	2018		2017
Net asset value, beginning of period/year	$9.11		$6.99	$8.39	$11.60	$11.76		$10.95
Activity from investment operations:
Net investment income (1)	0.09		0.15	0.15	0.22	0.31		0.32
Net realized and unrealized gain (loss) on investments	0.52		2.34	(1.40)	(0.78)	(0.08)		0.79
Total from investment operations	0.61		2.49	(1.25)	(0.56)	0.23		1.11
Less distributions from:
Net investment income	(0.13)		(0.37)	(0.15)	(0.25)	(0.30)		(0.30)
Net realized gains	—		—	—	(2.40)	(0.09)		—
Total distributions	(0.13)		(0.37)	(0.15)	(2.65)	(0.39)		(0.30)
Paid-in-Capital From Redemption Fees (1)	—		—	—	0.00 (2)	0.00	(2)	0.00 (2)
Net asset value, end of period/year	$9.59		$9.11	$6.99	$8.39	$11.60		$11.76
Total return (3)	6.74	% (7)	36.60%	(15.19)%	(5.53)%	1.84	% (4)	10.19%
Net assets, at end of period/year (000s)	$24,388		$24,408	$28,164	$205,128	$567,854		$434,322
Ratio of expenses to average net assets (5)	1.66	% (8)	1.58%	1.41%	1.27%	1.18%		1.20%
Ratio of net investment income to average net assets (5,6)	1.91	% (8)	1.89%	1.95%	2.20%	2.51%		2.71%
Portfolio Turnover Rate	59	% (7)	309%	253%	319%	265%		56%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2021		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$10.14		$9.53	$9.93	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.12		0.25	0.30	0.33	0.12
Net realized and unrealized gain (loss) on investments	(0.08)		0.63	(0.51)	0.02	(0.10)
Total from investment operations	0.04		0.88	(0.21)	0.35	0.02
Less distributions from:
Net investment income	(0.08)		(0.27)	(0.19)	(0.30)	(0.14)
Total distributions	(0.08)		(0.27)	(0.19)	(0.30)	(0.14)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—	0.00	(3)
Net asset value, end of period/year	$10.10		$10.14	$9.53	$9.93	$9.88
Total return (4)	0.42	% (5)	9.25%	(2.14)%	3.61%	0.17	% (5)
Net assets, at end of period/year (000s)	$31		$106	$97	$265	$46
Ratio of expenses to average net assets before fee waivers/recapture (8)	1.41	% (6)	1.41%	1.40%	1.33%	2.38	% (6)
Ratio of net expenses to average net assets (8)	1.41	% (6)	1.41%	1.40%	1.33%	2.25	% (6)
Ratio of net investment income to average net assets (7,8)	2.37	% (6)	2.50%	3.00%	3.27%	2.31	% (6)
Portfolio Turnover Rate	94	% (5)	148%	412%	209%	9	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Period Ended
	2021		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2021		2020	2019	2018 (1)
Net asset value, beginning of period/year	$10.04		$9.42		$9.86	$9.79	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.18		0.15	0.25	0.07
Net realized and unrealized gain (loss) on investments	(0.08)		0.61		(0.44)	0.08	(0.08)
Total from investment operations	0.00		0.79		(0.29)	0.33	(0.01)
Less distributions from:
Net investment income	(0.05)		(0.17)		(0.15)	(0.26)	(0.20)
Total distributions	(0.05)		(0.17)		(0.15)	(0.26)	(0.20)
Net asset value, end of period/year	$9.99		$10.04		$9.42	$9.86	$9.79
Total return (3)	(0.03	)% (4)	8.58	% (9)	(2.94)%	3.36%	(0.11	)% (4)
Net assets, at end of period/year (000s)	$701		$722		$531	$398	$100	(5)
Ratio of expenses to average net assets before fee waivers/recapture (8)	2.17	% (6)	2.16%		2.15%	2.08%	3.13	% (6)
Ratio of net expenses to average net assets (8)	2.17	% (6)	2.16%		2.15%	2.08%	3.00	% (6)
Ratio of net investment income to average net assets (7,8)	1.52	% (6)	1.77%		1.57%	2.55%	1.33	% (6)
Portfolio Turnover Rate	94	% (4)	148%		412%	209%	9	% (4)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Not in 000’s.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2021		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$10.12		$9.51	$9.97	$9.92	$10.00
Activity from investment operations:
Net investment income (2)	0.13		0.28	0.27	0.34	0.17
Net realized and unrealized gain (loss) on investments	(0.09)		0.63	(0.46)	0.05	(0.10)
Total from investment operations	0.04		0.91	(0.19)	0.39	0.07
Less distributions from:
Net investment income	(0.10)		(0.30)	(0.27)	(0.34)	(0.15)
Total distributions	(0.10)		(0.30)	(0.27)	(0.34)	(0.15)
Paid-in-Capital From Redemption Fees (2)	—		—	—	0.00 (3)	0.00	(3)
Net asset value, end of period/year	$10.06		$10.12	$9.51	$9.97	$9.92
Total return (4)	0.37	% (5)	9.61%	(1.93)%	3.93%	0.66	% (5)
Net assets, at end of period/year (000s)	$116,224		$63,391	$56,331	$79,514	$72,373
Ratio of expenses to average net assets before fee waivers (8)	1.17	% (6)	1.16%	1.15%	1.08%	1.15	% (6)
Ratio of net expenses to average net assets (8)	1.17	% (6)	1.16%	1.15%	1.08%	1.13	% (6)
Ratio of net investment income to average net assets (7,8)	2.63	% (6)	2.76%	2.79%	3.41%	3.40	% (6)
Portfolio Turnover Rate	94	% (5)	148%	412%	209%	9	% (5)

(1)	The Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
	2021		June 30,	June 30,		June 30,	June 30,		June 30,
	(Unaudited)		2021	2020		2019	2018		2017(1)
Net asset value, beginning of period/year	$12.32		$7.76	$10.38		$10.63	$10.20		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		(0.10)	(0.06)		0.00 (3)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments	0.55		4.66	(2.11)		0.33	0.94		0.25
Total from investment operations	0.49		4.56	(2.17)		0.33	0.93		0.21
Less distributions from:
Net investment income	—		—	—		(0.01)	—		(0.01)
Net realized gains	—		—	(0.45)		(0.57)	(0.50)		—
Return of capital	—		—	(0.00	) (3)	—	—		—
Total distributions	—		—	(0.45)		(0.58)	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		—	—		0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period/year	$12.81		$12.32	$7.76		$10.38	$10.63		$10.20
Total return (4)	3.98	% (6)	58.76%	(21.99)%		3.36%	8.99	% (5)	2.14	% (6)
Net assets, at end of period/year (000s)	$2,353		$1,555	$1,314		$5,610	$3,420		$185
Ratio of expenses to average net assets before fee waivers/recapture (10)	2.61	% (7)	2.46%	1.97%		1.76%	1.86%		2.37	% (7)
Ratio of net expenses after waiver/recapture to average net assets (10)	2.26	% (7)	2.25%	1.97%		1.76%	1.91	% (8)	2.25	% (7)
Ratio of net investment income (loss)to average net assets (9,10)	(0.99	)% (7)	(0.98)%	(0.56)%		0.03%	(0.09)%		(0.68	)% (7)
Portfolio Turnover Rate	115	% (6)	400%	428%		571%	484%		240	% (6)

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 8.68%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
	2021		June 30,	June 30,		June 30,	June 30,		June 30,
	(Unaudited)		2021	2020		2019	2018		2017 (1)
Net asset value, beginning of period/year	$11.90		$7.55	$10.19		$10.51	$10.17		$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.17)	(0.13)		(0.07)	(0.09)		(0.06)
Net realized and unrealized gain (loss) on investments	0.53		4.52	(2.06)		0.32	0.93		0.24
Total from investment operations	0.43		4.35	(2.19)		0.25	0.84		0.18
Less distributions from:
Net investment income	—		—	—		—	—		(0.01)
Net realized gains	—		—	(0.45)		(0.57)	(0.50)		—
Return of capital	—		—	(0.00	) (3)	—	—		—
Total distributions	—		—	(0.45)		(0.57)	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		—	—		—	0.00	(3)	0.00	(3)
Net asset value, end of period/year	$12.33		$11.90	$7.55		$10.19	$10.51		$10.17
Total return (4)	3.61	% (7)	57.62%	(22.61)%		2.64%	8.11	% (5,6)	1.84	% (7)
Net assets, at end of period/year (000s)	$1,068		$1,205	$2,223		$3,828	$1,845		$532
Ratio of expenses to average net assets before fee waivers (10)	3.36	% (8)	3.21%	2.72%		2.51%	2.66%		3.00	% (8)
Ratio of net expenses after waiver to average net assets (10)	3.00	% (8)	3.00%	2.72%		2.51%	2.66%		3.00	% (8)
Ratio of net investment loss to average net assets (9,10)	(1.70	)% (8)	(1.76)%	(1.35)%		(0.71)%	(0.89)%		(1.25	)% (8)
Portfolio Turnover Rate	115	% (7)	400%	428%		571%	484%		240	% (7)

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 7.80%.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
	2021		June 30,	June 30,		June 30,	June 30,		June 30,
	(Unaudited)		2021	2020		2019	2018		2017 (1)
Net asset value, beginning of period/year	$12.44		$7.82	$10.42		$10.67	$10.21		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.05)		(0.07)	(0.03)		0.03	0.00	(3)	0.02
Net realized and unrealized gain (loss) on investments	0.56		4.69	(2.12)		0.32	0.96		0.21
Total from investment operations	0.51		4.62	(2.15)		0.35	0.96		0.23
Less distributions from:
Net investment income	—		—	—		(0.03)	(0.00	) (3)	(0.02)
Net realized gains	—		—	(0.45)		(0.57)	(0.50)		—
Return of capital	—		—	(0.00	) (3)	—	—		—
Total distributions	—		—	(0.45)		(0.60)	(0.50)		(0.02)
Paid-in-Capital From Redemption Fees (2)	—		—	—		—	0.00	(3)	0.00	(3)
Net asset value, end of period/year	$12.95		$12.44	$7.82		$10.42	$10.67		$10.21
Total return (4)	4.10	% (6)	59.08%	(21.70)%		3.53%	9.30	% (5)	2.28	% (6)
Net assets, at end of period/year (000s)	$13,056		$13,344	$14,110		$42,194	$32,927		$32,497
Ratio of expenses to average net assets before fee waivers/recapture (10)	2.36	% (7)	2.21%	1.72%		1.51%	1.62%		2.12	% (7)
Ratio of net expenses after waiver/recapture to average net assets (10)	2.00	% (7)	2.00%	1.72%		1.51%	1.66	% (8)	2.00	% (7)
Ratio of net investment income (loss)to average net assets (9,10)	(0.72	)% (7)	(0.74)%	(0.31)%		0.28%	0.04%		0.29	% (7)
Portfolio Turnover Rate	115	% (6)	400%	428%		571%	484%		240	% (6)

(1)	The Fund commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.30% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 9.00%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2021		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$10.92		$9.06	$9.80	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.07	0.11	0.19	0.01
Net realized and unrealized gain (loss) on investments	(0.07)		1.86	(0.76)	(0.10)	(0.10)
Total from investment operations	0.10		1.93	(0.65)	0.09	(0.09)
Less distributions from:
Net investment income	(0.20)		(0.07)	(0.09)	(0.17)	(0.03)
Total distributions	(0.20)		(0.07)	(0.09)	(0.17)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—	0.00	(3)
Net asset value, end of period/year	$10.82		$10.92	$9.06	$9.80	$9.88
Total return (4)	0.87	% (5)	21.34%	(6.73)%	0.95%	(0.85	)% (5)
Net assets, at end of period/year (000s)	$13,421		$15,277	$15,318	$16,944	$12,060
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.54	% (7)	1.46%	1.32%	1.32%	1.71	% (7)
Ratio of net expenses to average net assets (6)	1.45	% (7)	1.45%	1.32%	1.34%	1.45	% (7)
Ratio of net investment income to average net assets (6,8)	3.16	% (7)	0.64%	1.10%	1.95%	3.56	% (7)
Portfolio Turnover Rate	181	% (5)	150%	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2021		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$10.85		$9.02	$9.79	$9.86	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.15		(0.01)	0.03	0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.10)		1.86	(0.75)	(0.09)	(0.17)
Total from investment operations	0.05		1.85	(0.72)	0.02	(0.11)
Less distributions from:
Net investment income	(0.18)		(0.02)	(0.05)	(0.09)	(0.03)
Total distributions	(0.18)		(0.02)	(0.05)	(0.09)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—	0.00	(3)
Net asset value, end of period/year	$10.72		$10.85	$9.02	$9.79	$9.86
Total return (4)	0.42	% (5)	20.54%	(7.46)%	0.26%	(1.14	)% (5)
Net assets, at end of period/year (000s)	$885		$886	$647	$915	$600
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	2.29	% (7)	2.21%	2.07%	2.07%	2.46	% (7)
Ratio of net expenses to average net assets (6)	2.20	% (7)	2.20%	2.07%	2.09%	2.20	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	2.71	% (7)	(0.05)%	0.26%	1.18%	2.53	% (7)
Portfolio Turnover Rate	181	% (5)	150%	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2021		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2021	2020	2019	2018 (1)
Net asset value, beginning of period/year	$10.87		$9.02	$9.78	$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.19		0.08	0.13	0.21	0.11
Net realized and unrealized gain (loss) on investments	(0.08)		1.87	(0.76)	(0.09)	(0.19)
Total from investment operations	0.11		1.95	(0.63)	0.12	(0.08)
Less distributions from:
Net investment income	(0.21)		(0.10)	(0.13)	(0.22)	(0.04)
Total distributions	(0.21)		(0.10)	(0.13)	(0.22)	(0.04)
Paid-in-Capital From Redemption Fees (2)	—		—	—	—	0.00	(3)
Net asset value, end of period/year	$10.77		$10.87	$9.02	$9.78	$9.88
Total return (4)	1.01	% (5)	21.63%	(6.52)%	1.27%	(0.83	)% (5)
Net assets, at end of period/year (000s)	$33,331		$42,736	$68,640	$99,627	$93,740
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.29	% (7)	1.21%	1.07%	1.07%	1.46	% (7)
Ratio of net expenses to average net assets (6)	1.20	% (7)	1.20%	1.07%	1.09%	1.20	% (7)
Ratio of net investment income to average net assets (6,8)	3.44	% (7)	0.83%	1.35%	2.20%	4.36	% (7)
Portfolio Turnover Rate	181	% (5)	150%	294%	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

1.	ORGANIZATION

The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Allocation Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Donoghue Forlines Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Donoghue Forlines Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Donoghue Forlines Risk Managed Income Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Donoghue Forlines Momentum Fund commenced operations on December 23, 2016. The Donoghue Forlines Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018.

The Funds’ investment objectives are as follows:

Donoghue Forlines Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Risk Managed Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Momentum Fund – capital growth with a secondary objective of generating income.

Donoghue Forlines Tactical Allocation Fund – long-term capital appreciation.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”)

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Funds’ investments measured at fair value:

Donoghue Forlines Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,996,130	$—	$—	$57,996,130
Collateral For Securities Loaned	7,932,338	—	—	7,932,338
Short-Term Investments	701,184	—	—	701,184
Total	$66,629,652	$—	$—	$66,629,652

Donoghue Forlines Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$45,928,993	$—	$—	$45,928,993
Collateral For Securities Loaned	4,365,670	—	—	4,365,670
Short-Term Investments	628,369	—	—	628,369
Total	$50,923,032	$—	$—	$50,923,032

Donoghue Forlines Risk Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$70,455,303	$—	$—	$70,455,303
Open End Funds	45,531,682	—	—	45,531,682
Collateral For Securities Loaned	7,667,918	—	—	7,667,918
Short-Term Investments	2,290,221	—	—	2,290,221
Total	$125,945,124	$—	$—	$125,945,124

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Donoghue Forlines Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$16,243,318	$—	$—	$16,243,318
Collateral For Securities Loaned	2,386,836	—	—	2,386,836
Short-Term Investment	242,972	—	—	242,972
Total	$18,873,126	$—	$—	$18,873,126

Donoghue Forlines Tactical Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$46,048,131	$—	$—	$46,048,131
Collateral For Securities Loaned	5,088,785	—	—	5,088,785
Short-Term Investment	427,775	—	—	427,775
Total	$51,564,691	$—	$—	$51,564,691

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security or industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2019 - 2021, or expected to be taken in the Funds’ June 30, 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Donoghue Forlines Tactical Income Fund	$177,208,268	$178,714,978
Donoghue Forlines Dividend Fund	26,834,894	30,825,981
Donoghue Forlines Risk Managed Income Fund	117,687,913	64,853,483
Donoghue Forlines Momentum Fund	18,137,266	18,404,887
Donoghue Forlines Tactical Allocation Fund	91,884,154	103,813,091

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Tactical Income Fund, Donoghue Forlines Dividend Fund and Donoghue Forlines Momentum Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Forlines Risk Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, Donoghue Forlines Tactical Allocation Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended December 31, 2021, the Advisor earned fees as follows:

Management Fee
Donoghue Forlines Tactical Income Fund	$313,451
Donoghue Forlines Dividend Fund	232,429
Donoghue Forlines Risk Managed Income Fund	213,935
Donoghue Forlines Momentum Fund	81,942
Donoghue Forlines Tactical Allocation Fund	188,417

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund and Donoghue Forlines Momentum Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

(other than the Advisor))) at least until October 31, 2022, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Donoghue Forlines Risk Managed Income Fund, and the Donoghue Forlines Momentum Fund. The total operating expenses do not exceed 1.45%, 2.20% and 1.20% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Donoghue Forlines Tactical Allocation Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

For the six months ended December 31, 2021 Donoghue Forlines Momentum Fund, and the Donoghue Forlines Tactical Allocation Fund waived $29,418, and $24,599 respectively. The fees are subject to recapture. No other funds waived any fees.

During the six months ended December 31, 2021 there were no advisory fees recaptured.

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2024
Donoghue Forlines Momentum Fund	$35,648
Donoghue Forlines Tactical Income Fund	6,690

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2021 the Funds incurred distribution fees as follows:

	Class A	Class C
Donoghue Forlines Tactical Income Fund	$6,370	$6,521
Donoghue Forlines Dividend Fund	17,266	43,618
Donoghue Forlines Risk Managed Income Fund	51	3,571
Donoghue Forlines Momentum Fund	2,302	5,883
Donoghue Forlines Tactical Allocation Fund	18,414	4,422

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the six months ended December 31, 2021 the Distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Donoghue Forlines Tactical Income Fund	$—	$—
Donoghue Forlines Dividend Fund	6,958	1,131
Donoghue Forlines Risk Managed Income Fund	—	—
Donoghue Forlines Momentum Fund	510	78
Donoghue Forlines Tactical Allocation Fund	22	3

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2021:

				Gross Amounts Not Offset in the Statement of Assets & Liabilities
				*
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statements of	Statements of	Financial	Pledged
	of Recognized	Assets &	Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets

Donoghue Forlines Tactical Income Fund
Description:
Securities Loaned	$7,932,338	$—	$7,932,338	$7,932,338	$(7,932,338)	$—
Total	$7,932,338	$—	$7,932,338	$7,932,338	$(7,932,338)	$—

Donoghue Forlines Dividend Fund
Description:
Securities Loaned	$4,365,670	$—	$4,365,670	$4,365,670	$(4,365,670)	$—
Total	$4,365,670	$—	$4,365,670	$4,365,670	$(4,365,670)	$—

Donoghue Forlines Risk Managed Income Fund
Description:
Securities Loaned	$7,667,918	$—	$7,667,918	$7,667,918	$(7,667,918)	$—
Total	$7,667,918	$—	$7,667,918	$7,667,918	$(7,667,918)	$—

Donoghue Forlines Momentum Fund
Description:
Securities Loaned	$2,386,836	$—	$2,386,836	$2,386,836	$(2,386,836)	$—
Total	$2,386,836	$—	$2,386,836	$2,386,836	$(2,386,836)	$—

Donoghue Forlines Tactical Allocation Fund
Description:
Securities Loaned	$5,088,785	$—	$5,088,785	$5,088,785	$(5,088,785)	$—
Total	$5,088,785	$—	$5,088,785	$5,088,785	$(5,088,785)	$—

*	The amount is limited to the derivative asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The following table breaks out the holdings received as collateral as of December 31, 2021:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Tactical Income Fund
Fidelity Government Portfolio, Institutional Class	$7,786,402

Donoghue Forlines Dividend Fund
Fidelity Government Portfolio, Institutional Class	$4,365,670

Donoghue Forlines Risk Managed Income Fund
Fidelity Government Portfolio, Institutional Class	$7,510,104

Donoghue Forlines Momentum Fund
Fidelity Government Portfolio, Institutional Class	$2,333,786

Donoghue Forlines Tactical Allocation Fund
Fidelity Government Portfolio, Institutional Class	$4,992,009

The fair value of the securities loaned for Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Tactical Allocation Fund totaled $7,932,338, $4,365,670, 7,667,918, $2,386,836, and $5,088,785 at December 31, 2021, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Investments purchased for securities lending collateral” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $7,786,402, $4,365,670, $7,510,104, $2,333,786, and $4,992,009 for the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Tactical Allocation Fund at December 31, 2021, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” At December 31, 2021, the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Tactical Allocation Fund received non-cash collateral of $7,932,338, $4,365,670, 7,667,918, $2,386,836, and $5,088,785, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2021 and June 30, 2020 was as follows:

	For the period ended June 30, 2021
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Income Fund	$943,678	$—	$—	$943,678
Donoghue Forlines Dividend Fund	2,009,933	—	—	2,009,933
Donoghue Forlines Risk Managed Income Fund	1,798,951	—	—	1,798,951
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Tactical Allocation Fund	548,958	—	—	548,958

	For the period ended June 30, 2020
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Income Fund	$2,348,348	$—	$—	$2,348,348
Donoghue Forlines Dividend Fund	2,529,643	—	—	2,529,643
Donoghue Forlines Risk Managed Income Fund	1,811,915	—	—	1,811,915
Donoghue Forlines Momentum Fund	1,585,818	—	103,327	1,689,145
Donoghue Forlines Tactical Allocation Fund	1,399,178	—	—	1,399,178

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Tactical Income Fund	$201,689	$—	$(18,360,343)	$—	$—	$2,034,582	$(16,124,072)
Donoghue Forlines Dividend Fund	310,590	—	(121,240,202)	—	—	2,916,972	(118,012,640)
Donoghue Forlines Risk Managed Income Fund	—	—	(842,043)	—	—	1,086,530	244,487
Donoghue Forlines Momentum Fund	—	—	(289,899)	—	(79,143)	745,886	376,844
Donoghue Forlines Tactical Allocation Fund	—	—	(5,527,613)	—	—	5,766,405	238,792

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Momentum Fund incurred and elected to defer such late year losses of $79,143.

At June 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Donoghue Forlines Tactical Income Fund	$18,360,343	$—	$18,360,343	$—
Donoghue Forlines Dividend Fund	88,063,056	33,177,146	121,240,202	—
Donoghue Forlines Risk Managed Income Fund	26,091	815,952	842,043	547,273
Donoghue Forlines Momentum Fund	289,899	—	289,899	—
Donoghue Forlines Tactical Allocation Fund	5,527,613	—	5,527,613	1,335,540

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, tax treatment of net operating losses and the tax adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2021 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Donoghue Forlines Tactical Income Fund	$—	$—
Donoghue Forlines Dividend Fund	—	—
Donoghue Forlines Risk Managed Income Fund	(56,732)	56,732
Donoghue Forlines Momentum Fund	(154,412)	154,412
Donoghue Forlines Tactical Allocation Fund	(78,396)	78,396

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation /Depreciation
Donoghue Forlines Tactical Income Fund	$66,413,647	$267,871	$(51,866)	$216,005
Donoghue Forlines Dividend Fund	46,613,399	4,914,522	(604,889)	$4,309,633
Donoghue Forlines Risk Managed Income Fund	124,956,174	993,029	(4,079)	$988,950
Donoghue Forlines Momentum Fund	17,772,003	1,264,171	(163,048)	$1,101,123
Donoghue Forlines Tactical Allocation Fund	51,368,802	349,568	(153,680)	$195,888

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

8.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Donoghue Forlines Tactical Income Fund (the “Fund”) currently invests a portion of its assets in the iShares 0-5 Year High Yield Corporate Bond ETF (the “Security”). The iShares Fund seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years. The Fund may redeem their investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the Security. The financial statements of Securities, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2021, the percentage of the Donoghue Forlines Tactical Income Fund’s net assets invested in the iShares 0-5 Year High Yield Corporate Bond ETF was 43.2%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Donoghue Forlines Tactical Income Fund	34.26%
Pershing LLC	Donoghue Forlines Dividend Fund	35.07%
Matrix Trust Company	Donoghue Forlines Momentum Fund	46.13%
National Financial Services	Donoghue Forlines Risk Managed Income Fund	65.74%
Matrix Trust Company	Donoghue Forlines Tactical Allocation Fund	36.75%

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Please refer to each Fund’s prospectus and the statement of additional information for a full listing of risks associated with each Fund’s investment strategies.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines Funds
EXPENSE EXAMPLE (Unaudited)
December 31, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/21	12/31/21	Period	12/31/21	Period
Donoghue Forlines Tactical Income Fund – Class A	1.75%	$1,000.00	$992.90	$8.79	$1,016.38	$8.89
Donoghue Forlines Tactical Income Fund – Class C	2.50%	$1,000.00	$990.20	$12.54	$1,012.60	$12.68
Donoghue Forlines Tactical Income Fund – Class I	1.50%	$1,000.00	$995.20	$7.54	$1,017.64	$7.63
Donoghue Forlines Dividend Fund – Class A	1.91%	$1,000.00	$1,066.80	$9.95	$1,015.58	$9.70
Donoghue Forlines Dividend Fund – Class C	2.66%	$1,000.00	$1,062.20	$13.83	$1,011.80	$13.49
Donoghue Forlines Dividend Fund – Class I	1.66%	$1,000.00	$1,016.84	$8.44	$1,016.84	$8.44
Donoghue Forlines Risk Managed Income Fund – Class A	1.41%	$1,000.00	$1,004.20	$7.12	$1,018.10	$7.17
Donoghue Forlines Risk Managed Income Fund – Class C	2.17%	$1,000.00	$999.70	$10.94	$1,014.27	$11.02
Donoghue Forlines Risk Managed Income Fund – Class I	1.17%	$1,000.00	$1,003.70	$5.91	$1,019.31	$5.96
Donoghue Forlines Momentum Fund – Class A	2.61%	$1,000.00	$1,039.80	$13.42	$1,012.05	$13.24
Donoghue Forlines Momentum Fund – Class C	3.36%	$1,000.00	$1,036.10	$17.24	$1,008.27	$17.01
Donoghue Forlines Momentum Fund – Class I	2.36%	$1,000.00	$1,041.00	$12.14	$1,013.31	$11.98
Donoghue Forlines Tactical Allocation Fund Class A	1.54%	$1,000.00	$1,008.70	$7.80	$1,017.44	$7.83
Donoghue Forlines Tactical Allocation Fund Class C	2.29%	$1,000.00	$1,004.20	$11.57	$1,013.66	$11.62
Donoghue Forlines Tactical Allocation Fund Class I	1.29%	$1,000.00	$1,010.10	$6.54	$1,018.70	$6.56

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended December 31 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
Donoghue Forlines LLC
One International Place, Suite 310
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DONOGHUE-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/10/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/10/22

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/10/22